OPERATING LEASES (Cost and Accumulated Depreciation of Vessels Leased to Third Parties on Non-cancelable Operating Leases) (Details) - Vessels leased to others - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Cost	$ 3,258,451	$ 3,062,551
Accumulated depreciation	(808,414)	(614,698)
Total	$ 2,450,037	$ 2,447,853